UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08652

Croft Funds Corporation

(Exact name of registrant as specified in charter)

Canton House

300 Water Street

Baltimore, Maryland 21202

(Address of principal executive offices)

 (Zip code)

Mr. Kent Croft

Canton House

300 Water Street

Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant's telephone number, including area code: 410-576-0100

Date of fiscal year end: April 30

Date of reporting period: June 30, 2007

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Croft Value Fund

ALTERA CORP.

Ticker Symbol:ALTR	Cusip Number:021441100
Record Date: 3/12/2007	Meeting Date: 5/8/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect BOD	For	Issuer	For	With
2	Approve increase in shares available for employee incentive program.	For	Issuer	For	With
3	Ratify PWC as auditor.	For	Issuer	For	With

AMERICAN INT'L GROUP, INC.

Ticker Symbol:AIG	Cusip Number:026874107
Record Date: 3/23/2007	Meeting Date: 5/16/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect BOD	For	Issuer	For	With
2	Ratify PWC as auditor.	For	Issuer	For	With
3	Adopt stock incentive plan.	For	Issuer	For	With
4	Limit performance-based options.	Against	Stockholder	Against	With

BANK OF AMERICA

Ticker Symbol:BAC	Cusip Number:060505104
Record Date: 3/2/2007	Meeting Date: 4/25/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect BOD	For	Issuer	For	With
2	Appoint PWC as auditor	For	Issuer	For	With
3	Stock options	Against	Stockholder	Against	With
4	Number of Directors	Against	Stockholder	Against	With
5	Independent board chairman	Against	Stockholder	Against	With

BILL BARRETT CORP.

Ticker Symbol:BBG	Cusip Number:06846N104
Record Date: 3/29/2007	Meeting Date: 5/9/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect BOD.	For	Issuer	For	With
2	Ratify D&T as auditor.	For	Issuer	For	With
3	Authorize proxies to vote on other business.	For	Issuer	For	With

CATERPILLAR, INC.

Ticker Symbol:CAT	Cusip Number:149123101
Record Date: 4/16/2007	Meeting Date: 6/13/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect BOD	For	Issuer	For	With
2	Ratify PWC as auditor.	For	Issuer	For	With
3	Mandate seperate COB and CEO.	Against	Stockholder	For	With
4	Mandate total majority vote.	Against	Stockholder	Against	With

CEPHELON, INC.

Ticker Symbol:CEPH	Cusip Number:156708109
Record Date: 3/22/2007	Meeting Date: 5/17/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect BOD	For	Issuer	For	With
2	Approve increase in authorized sharecount.	For	Issuer	For	With
3	Approve equity compensation plan.	For	Issuer	For	With
4	Ratify PWC as auditor.	For	Issuer	For	With

CF INDUSTRIES, INC.

Ticker Symbol:CF	Cusip Number:125269100
Record Date: 3/13/2007	Meeting Date: 5/9/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect BOD	For	Issuer	For	With
2	Ratify KPMG as auditor.	For	Issuer	For	With

CORNING, INC.

Ticker Symbol:GLW	Cusip Number:219350105
Record Date: 2/26/2007	Meeting Date: 4/26/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect BOD	For	Issuer	For	With
2	Appoint PWC as auditors	For	Issuer	For	With
3	Election of each director annually	Against	Stockholder	Against	With

EATON CORP.

Ticker Symbol:ETN	Cusip Number:278058102
Record Date: 2/26/2007	Meeting Date: 4/25/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect BOD	For	Issuer	For	With
2	Ratify E&Y as auditors	For	Issuer	For	With

EDWARDS LIFESCIENCES CORP.

Ticker Symbol:EW	Cusip Number:28176E108
Record Date: 3/16/2007	Meeting Date: 5/10/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect BOD	For	Issuer	For	With
2	Approve long term stock plan.	For	Issuer	For	With
3	Approve employee stock purchase plan.	For	Issuer	For	With
4	Ratify PWC as auditor.	For	Issuer	For	With

FIRSTENERGY CORP.

Ticker Symbol:FE	Cusip Number:337932107
Record Date: 3/21/2007	Meeting Date: 5/15/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect BOD	For	Issuer	For	With
2	Ratify PWC as auditor.	For	Issuer	For	With
3	Approve incentive plan.	For	Issuer	For	With
4	Change jurisdiction from OH to DE.	Against	Stockholder	Against	With
5	To streamline shareholder proposal process.	Against	Stockholder	Against	With
6	Adopt total majority rule policy.	Against	Stockholder	Against	With

FLUOR CORP.

Ticker Symbol:FLR	Cusip Number:343412102
Record Date: 3/7/2007	Meeting Date: 5/2/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect BOD	For	Issuer	For	With
2	Ratify E&Y as auditor.	For	Issuer	For	With

FOSTER WHEELER LTD.

Ticker Symbol:FWLT	Cusip Number:G36535139
Record Date: 3/12/2007	Meeting Date: 5/8/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect BOD	For	Issuer	For	With
2	Ratify PWC as auditor.	For	Issuer	For	With

GENWORTH FINANCIAL, INC.

Ticker Symbol:GW	Cusip Number:37247D106
Record Date: 3/20/2007	Meeting Date: 5/15/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect BOD	For	Issuer	For	With
2	Ratify KPMG as auditor.	For	Issuer	For	With

ITT CORP.

Ticker Symbol:ITT	Cusip Number:450911102
Record Date: 3/12/2007	Meeting Date: 5/8/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect BOD	For	Issuer	For	With
2	Ratify D&T auditor.	For	Issuer	For	With

KANSAS CITY SOUTHERN

Ticker Symbol:KCC	Cusip Number:485170302
Record Date: 3/5/2007	Meeting Date: 5/3/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect BOD	For	Issuer	For	With
2	Ratify KPMG as auditor.	For	Issuer	For	With

LINCARE HOLDINGS INC.

Ticker Symbol:LNCR	Cusip Number:532791100
Record Date: 3/30/2007	Meeting Date: 5/7/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect BOD	For	Issuer	For	With
3	Mandated diversity on the BOD.	Against	Stockholder	Against	With
2	Approve 2007 Stock Plan	For	Issuer	For	With

MARSH & MCLENNAN COMPANIES, INC.

Ticker Symbol:MMC	Cusip Number:571748102
Record Date: 3/20/2007	Meeting Date: 5/17/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect BOD	For	Issuer	For	With
2	Ratify D&T as auditor.	For	Issuer	For	With
3	Approve employee stock purchase plan.	For	Issuer	For	With
4	Limit and report political contributions.	Against	Stockholder	Against	With

NEXEN, INC.

Ticker Symbol:NXY	Cusip Number:65334H102
Record Date: 3/15/2007	Meeting Date: 4/24/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect BOD	For	Issuer	For	With
2	Appoint D&T as auditors	For	Issuer	For	With
3	Ammend by-laws 2 and 3	For	Issuer	For	With
4	Approve stock split	For	Issuer	For	With

PACKAGING CORP. OF AMERICA

Ticker Symbol:PKG	Cusip Number:695156109
Record Date: 3/26/2007	Meeting Date: 5/24/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect BOD	For	Issuer	For	With
2	Ratify E&Y as auditor.	For	Issuer	For	With

PACTIV CORP.

Ticker Symbol:PTV	Cusip Number:695257105
Record Date: 3/19/2007	Meeting Date: 5/18/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect BOD	For	Issuer	For	With
2	Ratify E&Y as auditor.	For	Issuer	For	With

PAYLESS SHOESOURCE, INC.

Ticker Symbol:PSS	Cusip Number:704379106
Record Date: 4/4/2007	Meeting Date: 5/24/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect BOD	For	Issuer	For	With
2	Ratify D&T as auditor.	For	Issuer	For	With
3	Approve stock incentive plan.	For	Issuer	For	With
4	Approve incentive compensation plan.	For	Issuer	For	With

PENN WEST ENERGY TRUST

Ticker Symbol:PWE	Cusip Number:707885109
Record Date: 4/27/2007	Meeting Date: 6/8/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Fix number of directors at 9.	For	Issuer	For	With
2	Elect BOD	For	Issuer	For	With
3	Ratify KPMG as auditor.	For	Issuer	For	With

PETROBANK ENERGY AND RESOURCES, INC

Ticker Symbol:PBG	Cusip Number:71645P106
Record Date: 3/26/2007	Meeting Date: 5/15/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect BOD	For	Issuer	For	With
2	Ratify D&T as auditor.	For	Issuer	For	With
3	Ratify shareholder rights plan.	For	Issuer	For	With
4	To approve stock option plan.	For	Issuer	For	With

PINNACLE WEST CAPITAL

Ticker Symbol:PNW	Cusip Number:723484101
Record Date: 3/26/2007	Meeting Date: 5/23/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect BOD	For	Issuer	For	With
2	Approve incentive plan.	For	Issuer	For	With
3	Ratify D&T as auditor.	For	Issuer	For	With

PPD INC.

Ticker Symbol:PPDI	Cusip Number:717124101
Record Date: 3/21/2007	Meeting Date: 5/16/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect BOD	For	Issuer	For	With
2	Allow proxies to vote on other business.	For	Issuer	For	With

PRUDENTIAL FINANCIAL, INC.

Ticker Symbol:PRU	Cusip Number:744320102
Record Date: 3/9/2007	Meeting Date: 5/8/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect BOD	For	Issuer	For	With
2	Ratify PWC as auditor.	For	Issuer	For	With

ROCKWELL AUTOMATION, INC.

Ticker Symbol:ROK	Cusip Number:773903109
Record Date: 12/11/2006	Meeting Date: 2/7/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approve D&T as auditor	For	Issuer	For	With
2	Elect BOD	For	Issuer	For	With

SEMPRA ENERGY

Ticker Symbol:SRE	Cusip Number:816851109
Record Date: 3/2/2007	Meeting Date: 4/26/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect BOD	For	Issuer	For	With
2	Appoint D&T as auditor	For	Issuer	For	With
3	Majority vote	Against	Stockholder	Against	With
4	Majority vote for directors	Against	Stockholder	Against	With
5	Supplemental Executive Retirement Plan	Against	Stockholder	Against	With

SIERRA PACIFIC RESOURCES

Ticker Symbol:SRP	Cusip Number:826428104
Record Date: 3/15/2007	Meeting Date: 5/7/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect BOD	For	Issuer	For	With
2	Mandate annual election of each director.	Against	Stockholder	Against	With

SOUTHERN UNION CO.

Ticker Symbol:SUG	Cusip Number:844030106
Record Date: 3/16/2007	Meeting Date: 5/1/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect BOD	For	Issuer	For	With
2	Ratify PWC as auditor.	For	Issuer	For	With

TEREX CORP.

Ticker Symbol:TEX	Cusip Number:880779103
Record Date: 3/23/2007	Meeting Date: 5/17/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect BOD	For	Issuer	For	With
2	Ratify PWC as auditor.	For	Issuer	For	With
3	Increase authorized sharecount.	For	Issuer	For	With
4	Approve employee stock purchase plan.	For	Issuer	For	With

TEXTRON INC.

Ticker Symbol:TXT	Cusip Number:883203101
Record Date: 3/2/2007	Meeting Date: 4/25/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect BOD	For	Issuer	For	With
2	Short-term incentive plan	For	Issuer	For	With
3	Long-term incentive plan	For	Issuer	For	With
4	Appoint E&Y as auditors	For	Issuer	For	With
5	Foreign military sales	For	Issuer	For	With

THE WILLIAMS COMPANIES, INC.

Ticker Symbol:WMB	Cusip Number:969457100
Record Date: 3/26/2007	Meeting Date: 5/17/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect BOD	For	Issuer	For	With
2	Ratify E&Y as auditor.	For	Issuer	For	With
3	Approve incentive plan.	For	Issuer	For	With
4	Approve employee stock purchase plan.	For	Issuer	For	With

TRINITY INDUSTRIES, INC.

Ticker Symbol:TRN	Cusip Number:896522109
Record Date: 3/23/2007	Meeting Date: 5/7/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect BOD	For	Issuer	For	With
2	To increase authorized share count.	For	Issuer	For	With
3	Ratify E&Y as auditor.	For	Issuer	For	With

TYCO INTERNATIONAL, INC.

Ticker Symbol:TYC	Cusip Number:902124106
Record Date: 1/12/2007	Meeting Date: 3/8/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect BOD	For	Issuer	For	With
2	Appoint D&T as auditor	For	Issuer	For	With

UNITED TECHNOLOGIES CORP.

Ticker Symbol:UTX	Cusip Number:913017109
Record Date: 2/13/2007	Meeting Date: 4/11/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect BOD	For	Issuer	For	With
2	Appoint PWC as auditor	For	Issuer	For	With
3	Director term limits	Against	Stockholder	Against	With
4	Foreign military sales	Against	Stockholder	Against	With
5	Political contributions	Against	Stockholder	Against	With
6	Advisory resolution to ratify executive compensation	Against	Stockholder	Against	With
7	Pay-for-superior-performance	Against	Stockholder	Against	With

USG CORP.

Ticker Symbol:USG	Cusip Number:903293405
Record Date: 3/12/2007	Meeting Date: 5/9/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect BOD.	For	Issuer	For	With
2	Ratify D&T as auditor.	For	Issuer	For	With

WADDELL & REED FINANCIAL, INC.

Ticker Symbol:WDR	Cusip Number:930059100
Record Date: 2/13/2007	Meeting Date: 4/11/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect BOD	For	Issuer	For	With
2	Approval of ammendment to stock incentive plan	For	Issuer	For	With
3	Appoint KPMG as auditor	For	Issuer	For	With

WEYERHAEUSER COMPANY

Ticker Symbol:WY	Cusip Number:962166104
Record Date: 2/23/2007	Meeting Date: 4/19/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect BOD	For	Issuer	For	With
2	Political contributions	Against	Stockholder	Against	With
3	Majority vote	Against	Stockholder	Against	With
4	Wood supply	Against	Stockholder	Against	With
5	Appoint KPMG as auditor	For	Issuer	For	With

Croft Income Fund

During the time period ended 6/30/2007 the Investment Advisor decided not to exercise its right to vote on any of the proxies.

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Croft Funds Corporation

By /s/Kent Croft

* Kent Croft

CEO

By /s/Phillip Vong

* Phillip Vong

Treasurer

Date: August 30, 2007

*Print the name and title of each signing officer under his or her signature.